Goodwill and Intangible Assets (Tables)	12 Months Ended
Jul. 01, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Change in Carrying Value of Goodwill
The change in the carrying amount of the Company’s goodwill, is as follows:

	Coach	Stuart Weitzman	Total
	(millions)
Balance at June 27, 2015	$308.4	$125.8	$434.2
Acquisition of Stuart Weitzman Canada	—	24.6	24.6
Foreign exchange impact	38.5	(0.1)	38.4
Purchase accounting adjustment(1)	—	5.2	5.2
Balance at July 2, 2016	346.9	155.5	502.4
Foreign exchange impact	(22.4)	—	(22.4)
Purchase accounting adjustment(1)	—	0.5	0.5
Balance at July 1, 2017	$324.5	$156.0	$480.5

(1)	Refer to Note 7, "Acquisitions," for further information.

Schedule of Indefinite-Lived Intangible Assets
Intangible assets consist of the following:

	Fiscal Year Ended(1)
	July 1, 2017			July 2, 2016
	Gross Carrying Amount	Accum. Amort.	Net	Gross Carrying Amount	Accum. Amort.	Net
	(millions)
Intangible assets subject to amortization:
Customer relationships	$54.7	$(9.7)	$45.0	$54.7	$(5.8)	$48.9
Favorable lease rights, net	26.1	(7.1)	19.0	24.7	(3.6)	21.1
Total intangible assets subject to amortization	80.8	(16.8)	64.0	79.4	(9.4)	70.0
Intangible assets not subject to amortization:
Trademarks and trade names	276.8	—	276.8	276.8	—	276.8
Total intangible assets	$357.6	$(16.8)	$340.8	$356.2	$(9.4)	$346.8

(1)	Refer to Note 7, "Acquisitions," for further information.

Schedule of Finite-Lived Intangible Assets
Intangible assets consist of the following:

	Fiscal Year Ended(1)
	July 1, 2017			July 2, 2016
	Gross Carrying Amount	Accum. Amort.	Net	Gross Carrying Amount	Accum. Amort.	Net
	(millions)
Intangible assets subject to amortization:
Customer relationships	$54.7	$(9.7)	$45.0	$54.7	$(5.8)	$48.9
Favorable lease rights, net	26.1	(7.1)	19.0	24.7	(3.6)	21.1
Total intangible assets subject to amortization	80.8	(16.8)	64.0	79.4	(9.4)	70.0
Intangible assets not subject to amortization:
Trademarks and trade names	276.8	—	276.8	276.8	—	276.8
Total intangible assets	$357.6	$(16.8)	$340.8	$356.2	$(9.4)	$346.8

(1)	Refer to Note 7, "Acquisitions," for further information.

Expected Amortization Expense for Intangible Assets
As of July 1, 2017, the expected amortization expense for intangible assets is as follows:

Amortization Expense
(millions)
Fiscal 2018	$6.8
Fiscal 2019	6.7
Fiscal 2020	6.5
Fiscal 2021	6.1
Fiscal 2022	5.5
Thereafter	32.4
Total	$64.0